UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  11/09/00
    ------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       44

Form 13F Information Table Value Total:   774361

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104    21269   443100 SH       SOLE                   443100
Accredo Health, Inc.           COMMON           00437V104    33621   687900 SH       SOLE                   687900
Advance Paradigm Inc.          COMMON           007491103     8340   197700 SH       SOLE                   197700
Advantage Learning             COMMON           00757K100    20340   580100 SH       SOLE                   580100
Amsurg Class A                 COMMON           03232p108      841    60100 SH       SOLE                    60100
Amsurg Class B                 COMMON           03232p207      296    22100 SH       SOLE                    22100
Avocent Corporation            COMMON           053893103    37529   680800 SH       SOLE                   680800
Aware, Inc.                    COMMON           05453N100    16359   424900 SH       SOLE                   424900
California Pizza Kitchen       COMMON           13054D109    10774   384800 SH       SOLE                   384800
Coventry Corp.                 COMMON           222862104     1543   102000 SH       SOLE                   102000
Dianon Systems, Inc.           COMMON           252826102    14255   357500 SH       SOLE                   357500
Edison Schools, Inc.           COMMON           281033100    20422   643200 SH       SOLE                   643200
Evergreen Resources            COMMON           299900308    20009   575800 SH       SOLE                   575800
Helix Technology               COMMON           423319102    19876   665300 SH       SOLE                   665300
Horizon Offshore, Inc.         COMMON           44043J105     8820   500400 SH       SOLE                   500400
InterCept Group, Inc.          COMMON           45845L107    10868   466200 SH       SOLE                   466200
Intranet Solutions             COMMON           460939309    32745   654900 SH       SOLE                   654900
Learning Tree Int'l.           COMMON           522015106    20955   440000 SH       SOLE                   440000
LifePoint Hospitals            COMMON           53219L109    37037  1043300 SH       SOLE                  1043300
Manor Care Inc.                COMMON           564055101     1326    84500 SH       SOLE                    84500
Maverick Tube                  COMMON           577914104    22178   823300 SH       SOLE                   823300
Microsemi Corp.                COMMON           595137100    13172   345500 SH       SOLE                   345500
Natural MicroSystems Corp.     COMMON           638882100    16973   315500 SH       SOLE                   315500
Netegrity, Inc.                COMMON           64110P107    38266   546650 SH       SOLE                   546650
Network Engines, Inc.          COMMON           64121A107    15863   387500 SH       SOLE                   387500
O2wireless Solutions, Inc.     COMMON           689803104    10118   523900 SH       SOLE                   523900
OTG Software                   COMMON           671059103     2146    52500 SH       SOLE                    52500
Packeteer, Inc.                COMMON           695210104    18396   484900 SH       SOLE                   484900
Photronics, Inc.               COMMON           719405102    18257   837000 SH       SOLE                   837000
Pinnacle Holdings              COMMON           72346N101     9609   360900 SH       SOLE                   360900
Prima Energy                   COMMON           741901201    16721   314000 SH       SOLE                   314000
Priority Healthcare            COMMON           74264T102    30134   395200 SH       SOLE                   395200
Province Healthcare            COMMON           743977100    37238   932400 SH       SOLE                   932400
Quanta Services, Inc.          COMMON           74762E102    17615   640550 SH       SOLE                   640550
Radisys                        COMMON           750459109    21436   423950 SH       SOLE                   423950
Rehabcare Group                COMMON           759148109    21862   514400 SH       SOLE                   514400
SERENA Software, Inc.          COMMON           817492101    24250   526450 SH       SOLE                   526450
Secure Computing               COMMON           813705100    22080   847200 SH       SOLE                   847200
Student Advantage              COMMON           86386q105     6854   929400 SH       SOLE                   929400
Three-Five Systems             COMMON           88554L108    17799   608500 SH       SOLE                   608500
Tom Brown                      COMMON           115660201    10319   421200 SH       SOLE                   421200
Waste Connections Inc.         COMMON           941053100    24257   946600 SH       SOLE                   946600
WebTrends Corp.                COMMON           94844D104    21595   577800 SH       SOLE                   577800